                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001


Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Red Coat Capital Management, L.L.C.
Address: 350 Park Avenue, 5th Floor
         New York, New York  10022


Form 13F File Number:  028-05527

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth L. Londoner
Title:   Managing Member
Phone:   (212) 557-6455

Signature, Place, and Date of Signing:


         /s/ Kenneth L. Londoner New York, New York    8/14/2001
         ----------------------- --------------------- ----------
              [Signature]           [City, State]        [Date]




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Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
[If there are no entries in this list, omit this section.]

         None.



































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total:     $113,500
                                         [in thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number   Name

         1         28                     Red Coat Group, L.L.C.


























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

                                                            FORM 13F
                                                          June 30, 2001
   COLUMN 1          COLUMN 2   COLUMN 3       COLUMN 4       COLUMN 5             COLUMN 6        COLUMN 7        COLUMN 8
   ---------         --------   --------       --------       --------             ---------       --------        --------
                                                                           INVESTMENT DISCRETION                VOTING AUTHORITY
                                                                           ---------------------                ----------------
                     TITLE                               SHRS OR   SH/ PUT/   (A)     (B)    (C)    OTHER       (A)  (B)   (C)
NAME OF ISSUER       CLASS             CUSIP    VALUE    PRN AMT   PRN CALL   SOLE    SHARE  OTHER  MANAGERS    SOLE SHARE NONE
-------------------  -----             -----    -----    -------   --- ----   ----    -----  -----  --------    ---- ----- ----
AMC ENTMT INC        COMMON STOCK      1669100     2038    156800   SH         X      156800          1        156800
AT&T CORP            COMMON STOCK      1957109     3960    180000   SH         X      180000          1        180000
AT&T CORP LIBERTY
  MEDIA GROUP        COMMON STOCK      1957208     2536    145000   SH         X      145000          1        145000
BARNES & NOBLE
  INC                COMMON STOCK      67774109    2951     75000   SH         X       75000          1         75000
BEST BUY INC         COMMON STOCK      86516101    1588     25000   SH         X       25000          1         25000
BLOCKBUSTER INC
  CLASS A            OPTIONS           0936790MD    593     32500   SH  PUT    X       32500          1         32500
CHICOS FAS INC       OPTIONS           1686151HH   1488     50000   SH  CALL   X       50000          1         50000
CHRISTOPHER BANKS
  CORP               COMMON STOCK      171046105    978     30000   SH         X       30000          1         30000
CISCO SYS INC        COMMON STOCK      17275R102   1820    100000   SH         X      100000          1        100000
CITRIX SYSTEMS INC   COMMON STOCK      177376100   1745     50000   SH         X       50000          1         50000
COSTCO WHOLESALE
  CORP               COMMON STOCK      22160K105   2259     55000   SH         X       55000          1         55000
DISNEY WALT CO       COMMON STOCK      254687106   2311     80000   SH         X       80000          1         80000
DISNEY WALT CO       OPTIONS           2546870AF    722     25000   SH  CALL   X       25000          1         25000
DISNEY WALT CO       OPTIONS           2546870AG  11700    405000   SH  CALL   X      405000          1        405000
E.MEDSOFT.COM        COMMON STOCK      26873Q101   2198   1911200   SH         X     1911200          1       1911200
FOX ENTERTAINMENT
  GROUP INC          COMMON STOCK      35138T107    698     25000   SH         X       25000          1         25000
GAP INC              COMMON STOCK      364760108    725     25000   SH         X       25000          1         25000
GEMSTAR-TV GUIDE
  INT                COMMON STOCK      36866W106   3290     77224   SH         X       77224          1         77224
HOME DEPOT INC       COMMON STOCK      437076102   3491     75000   SH         X       75000          1         75000
LIBERTY DIGITAL
  INC                CLA COMMON STOCK  530436104   6281    964900   SH         X      964900          1        964900
MERRILL LYNCH &
  CO INC USD1.33     COMMON STOCK      590188108    889     15000   SH         X       15000          1         15000
METRO-GOLDWYN-MAYER
   INC               COMMON STOCK      591610100   5397    238300   SH         X      238300          1        238300
MICROSEMI CORP       COMMON STOCK      595137100   1420     20000   SH         X       20000          1         20000
MICROSOFT CORP       COMMON STOCK      594918104   3650     50000   SH         X       50000          1         50000
MULTIMEDIA GAMES
  INC                COMMON STOCK      625453105   9291    418500   SH         X      418500          1        418500
NIKE INC             CLB COMMON STOCK  654106103    210      5000   SH         X        5000          1          5000
OPENTV CORPORATION   COMMON STOCK      G67543101   1967    140000   SH         X      140000          1        140000


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

PERRIGO CO.          COMMON STOCK      714290103    367     22000   SH         X       22000          1         22000
PIXAR                COMMON STOCK      725811103   5838    143100   SH         X      143100          1        143100
POLYMEDICA CORP      OPTIONS           7317380UF  14337    354000   SH  PUT    X      354000          1        354000
POLYMER GROUP INC    COMMON STOCK      731745105   1010    446900   SH         X      446900          1        446900
QUICKSILVER INC      COMMON STOCK      74838C106   2250     90000   SH         X       90000          1         90000
RAINBOW MEDIA GROUP  COMMON STOCK      12686C844   2064     80000   SH         X       80000          1         80000
SKECHERS U S A INC   CLA COMMON STOCK  830566105   1462     50000   SH         X       50000          1         50000
STAPLES INC          COMMON STOCK      855030102    160     10000   SH         X       10000          1         10000
STATION CASINOS INC  COMMON STOCK      857689103   1600    100000   SH         X      100000          1        100000
THE TIMBERLAND
  COMPANY            COMMON STOCK      887100105   1383     35000   SH         X       35000          1         35000
TIFFANY AND CO NEW   OPTIONS           8865470WF   1811     50000   SH  PUT    X       50000          1         50000
TYCO INTERNATIONAL
  LTD                COMMON STOCK      902124106   2453     45000   SH         X       45000          1         45000
UNITEDGLOBALCOM INC  CLA COMMON STOCK  913247508    433     50000   SH         X       50000          1         50000
VAXGEN INC           COMMON STOCK      922390208    855     45000   SH         X       45000          1         45000
VIDAMED INC          COMMON STOCK      926530106    605    100000   SH         X      100000          1        100000
WASHINGTON MUT INC   COMMON STOCK      939322103    676     18000   SH         X       18000          1         18000


































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